Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital
CET 1 capital	$ 1,042,506	$ 983,342
Tier 1 capital	1,042,506	983,342
Tier 2 capital	109,423	183,640
Total capital	1,151,929	1,166,982
Risk Weighted Assets	4,540,745	4,843,370
Leverage Ratio Exposure Measure	$ 13,777,771	$ 14,774,309
Capital Ratios (%)
Common Equity Tier 1, Actual	23.00%	20.30%
Common Equity Tier 1, Regulatory minimum	10.00%	10.00%
Total Tier 1, Actual	0.230	0.203
Total Tier 1, Regulatory minimum	0.115	0.115
Total Capital, Actual	0.254	0.241
Total Capital, Regulatory minimum	0.135	0.135
Leverage ratio, Actual	0.076	0.067
Leverage ratio, Regulatory minimum	0.050	0.050